Notes Payable (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
	Dec. 28, 2023	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2025 USD ($)
Debt Instrument [Line Items]
Notes payable		¥ 6,211
Percentage of annual interest	3.00%
Repaid notes payable		¥ 60,231	$ 8,300	¥ 6,211
Alpha Mind [Member]
Debt Instrument [Line Items]
Percentage of annual interest		3.00%	3.00%
Alpha Mind Technology Limited [Member]
Debt Instrument [Line Items]
Acquisition of issued and outstanding shares		100.00%			100.00%
Alpha Mind [Member] | MMTEC, Inc [Member]
Debt Instrument [Line Items]
Notes payable		¥ 1,104,706			$ 153,000
Alpha Mind [Member] | Burgeon Capital, Inc [Member]
Debt Instrument [Line Items]
Notes payable		194,948			$ 27,000
MMTEC, Inc [Member]
Debt Instrument [Line Items]
Notes payable		¥ 1,043,941